Note 22. Reportable Segments (Notes)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
REPORTABLE SEGMENTS
Effective January 29, 2015, we completed the previously announced acquisition of First Wind Holdings, LLC ("First Wind"), a U.S. based renewable energy company focused on the development and operation of utility-scale wind and solar energy projects. As a consequence of our expansion into wind power generation through the completion of the First Wind acquisition, we renamed the segment previously referred to as our Solar Energy segment. Henceforth, this segment will be referred to as our Renewable Energy Development segment. In addition to solar and wind energy generation, management intends to explore opportunities to expand into other methods of clean energy generation in the future.
Effective January 20, 2015, in connection with the disposal of our controlling interest in SSL (see Note 3), we determined that SSL met the criteria for classification as discontinued operations. As such, our Semiconductor Materials segment is no longer considered a reportable segment. The following information has been presented on this basis for all periods presented.
Effective July 23, 2014, in connection with the completion of the TerraForm IPO (see Note 24), we identified TerraForm Power as a new reportable segment. The following information has been presented on this basis for all periods presented.
Additionally, effective January 1, 2014, in connection with the plan to divest a minority ownership of SSL, the subsidiary formed to own our Semiconductor Materials business, through an initial public offering, we made the following changes in our internal financial reporting in order to align our reporting with the organizational and management structure established to manage SSL as a standalone SEC registrant:

•
Reclassification of certain corporate costs and expenses. Prior to January 1, 2014, costs and expenses related to certain research and development and marketing activities were not allocated to the Renewable Energy Development or Semiconductor Materials segments. These costs, as well as general corporate marketing and administrative costs, substantially all of our stock compensation expense, research and development administration costs, legal professional services and related costs, and other items were not directly attributable nor evaluated by segment and thus were included in a "Corporate and other" caption in our disclosures of financial information by reportable segment. Effective January 1, 2014, these costs and expenses have been specifically identified with the Renewable Energy Development or Semiconductor Materials segments, and our internal financial reporting structure has been revised to reflect the results of the Renewable Energy Development and Semiconductor Materials segments on this basis.

•
Reclassification of the results for the company's polysilicon operations in Merano, Italy from the Renewable Energy Development segment to the Semiconductor Materials segment. Prior to January 1, 2014, the Merano polysilicon operations were included in the results of the Renewable Energy Development segment. Upon the effective date of the SSL IPO, the Merano polysilicon operations were transferred to the Semiconductor Materials segment. Thus, effective January 1, 2014, the Merano polysilicon operations have been managed by the management of the Semiconductor Materials segment, and the results of the Merano polysilicon operations have been reported on this basis in our internal financial reporting.

As a result of these changes to our internal financial reporting structure, we determined that such changes should also be reflected in the reportable segments data disclosed in our consolidated financial statements, in accordance with FASB ASC Topic 280, Segment Reporting. The following information has been presented on this basis for all periods presented.
We are organized by end market, with two reportable segments: Renewable Energy Development and TerraForm Power. Our Renewable Energy Development segment provides renewable energy services that integrate the design, installation, financing, monitoring, operations and maintenance portions of the downstream solar and wind markets for our customers. Our Renewable Energy Development segment also owns and operates solar and wind power plants, manufactures polysilicon and silicon wafers, and subcontracts the assembly of solar modules to support our downstream solar business, as well as for sale to external customers as market conditions dictate. Our TerraForm Power segment owns and operates clean power generation assets, both developed by our Renewable Energy Development segment and acquired through third party acquisitions, which sell electricity through long-term power purchase agreements to utility, commercial and residential customers.
The Chief Operating Decision Maker (“CODM”) is our Chief Executive Officer. The CODM primarily evaluates segment performance based on segment operating profit plus interest expense. The CODM also evaluates the business on several other key operating metrics, including free cash flow.
The following table shows information by operating segment for 2014, 2013 and 2012:

	For the year ended December 31,
	2014	2013	2012
In millions
Net sales:
Renewable Energy Development	$1,594.3	$1,204.3	$1,731.4
TerraForm Power	125.9	17.5	15.7
Intersegment eliminations	(73.5)	(125.7)	(144.6)
Consolidated net sales	$1,646.7	$1,096.1	$1,602.5
Intersegment sales:
Renewable Energy Development	$72.4	$124.8	$143.0
TerraForm Power	1.1	0.9	1.6
Consolidated intersegment sales	$73.5	$125.7	$144.6
Operating (loss) income:
Renewable Energy Development	$(462.2)	$(299.7)	$(75.6)
TerraForm Power	7.2	5.1	5.3
Consolidated operating loss	$(455.0)	$(294.6)	$(70.3)
Interest expense:
Renewable Energy Development	$316.5	$186.2	$130.8
TerraForm Power	84.4	6.3	5.7
Consolidated interest expense	$400.9	$192.5	$136.5
Depreciation and amortization:
Renewable Energy Development	$169.1	$143.6	$123.8
TerraForm Power	72.3	5.1	4.4
Consolidated depreciation and amortization(1)	$241.4	$148.7	$128.2
Capital expenditures:
Renewable Energy Development(2)	$1,586.6	$497.4	$390.7
TerraForm Power	59.6	—	—
Consolidated capital expenditures(3)	$1,646.2	$497.4	$390.7
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(1)
Consolidated depreciation and amortization per the consolidated statements of cash flows for the years ended December 31, 2014, 2013 and 2012 includes $116.0 million, $119.6 million and $118.7 million, respectively, of depreciation and amortization related to discontinued operations.

(2)	Consists primarily of construction of renewable energy systems of $1,511.0 million, $465.3 million and $346.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(3)
Consolidated capital expenditures per the consolidated statements of cash flows for the years ended December 31, 2014, 2013 and 2012 includes $94.4 million, $101.1 million and $95.2 million, respectively, of capital expenditures related to discontinued operations.

Intersegment Sales
Intersegment sales and segment operating income (loss) for the year ended December 31, 2014 reflect a change in the average effective selling price for polysilicon supplied by the Renewable Energy Development segment to our Semiconductor Materials segment from $55 per kilogram to $30 per kilogram, which was effective January 1, 2014.
Sales of renewable energy systems by the Renewable Energy Development segment to the TerraForm Power segment are considered transfers of interests between entities under common control. Accordingly, these transactions are recorded at historical cost in accordance with ASC 805-50, Business Combinations - Related Issues. The difference between the cash proceeds from the sale and the historical carrying value of the net assets is recorded as a distribution by TerraForm to SunEdison and reduces the balance of the noncontrolling interest in TerraForm.
Renewable Energy Development
During the years ended December 31, 2014, 2013 and 2012 our Renewable Energy Development segment recognized long-lived asset impairment charges of $75.2 million, $3.4 million and $18.1 million, respectively.
During the year ended December 31, 2013, we recognized $25.0 million of revenue for the Tainergy contract amendment and $22.9 million of revenue related to the contract termination with Gintech. During the year ended December 31, 2012, we recognized revenue of $37.1 million for the termination of the Conergy long-term wafer supply agreement.
We recognized charges of $14.0 million, $5.3 million and $5.5 million during the years ended December 31, 2014, 2013 and 2012, respectively, to cost of goods sold related to the estimated probable shortfall to our purchase obligations associated with certain take-or-pay agreements we have with suppliers for raw materials.
Given the deterioration in polysilicon and solar wafer pricing, we recorded a lower of cost or market adjustment on our raw material and finished goods inventory in the Renewable Energy Development segment of approximately $7.3 million, $16.1 million and $3.4 million in the years ended December 31, 2014, 2013 and 2012, respectively.
TerraForm Power
During the year ended December 31, 2014, our TerraForm Power segment had formation and offering related fees and expenses of $5.9 million and acquisition costs of $14.9 million.
Transfers of Capital Expenditures
A reconciliation of the capital expenditures reported above on a segment basis to the capital expenditures reported by TerraForm on a standalone basis in accordance with rules applicable to transactions between entities under common control is as follows:

	Renewable Energy Development	TerraForm Power
In millions
Capital expenditures for the year ended December 31, 2014 as reported on a segment basis	$1,586.6	$59.6
Capital expenditures transferred from Renewable Energy Development to TerraForm Power	(742.7)	742.7
Capital expenditures for the year ended December 31, 2014 as reported by TerraForm	$843.9	$802.3

Capital expenditures for the year ended December 31, 2013 as reported on a segment basis	$497.4	$—
Capital expenditures transferred from Renewable Energy Development to TerraForm Power	(205.4)	205.4
Capital expenditures for the year ended December 31, 2013 as recorded by TerraForm	$292.0	$205.4

Capital expenditures for the year ended December 31, 2012 as reported on a segment basis	$390.7	$—
Capital expenditures transferred from Renewable Energy Development to TerraForm Power	(2.3)	2.3
Capital expenditures for the year ended December 31, 2012 as recorded by TerraForm	$388.4	$2.3

Segment Assets
The following table shows total assets by segment as of December 31, 2014 and 2013:

	As of December 31,
In millions	2014	2013
Total assets(1)
Renewable Energy Development	$7,040.0	$4,994.6
TerraForm Power	3,410.2	566.9
Consolidated total assets(2)	$10,450.2	$5,561.5
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(1)	Excludes intercompany account balances that eliminate upon consolidation.

(2)
Consolidated total assets per the consolidated balance sheets as of December 31, 2014 and 2013 include $1,049.6 million and $1,119.0 million, respectively, of assets related to discontinued operations.

Geographic Segments
Geographic financial information is as follows:
Net Sales

	For the Year Ended December 31,
	2014	2013	2012
In millions
United States	$387.0	$344.8	$587.6
Canada	347.7	278.7	248.3
Taiwan	208.3	253.3	189.0
South Africa	193.1	—	—
United Kingdom	138.2	—	2.4
Chile	109.5	3.6	—
Italy	57.2	34.6	191.3
Thailand	16.7	15.7	92.2
Spain	13.0	9.6	175.8
Other foreign countries	176.0	155.8	115.9
Total	$1,646.7	$1,096.1	$1,602.5

Net sales are attributed to countries based on the location of the customer.
Credit Concentration
Our customers fall into six categories: (i) solar cell and module manufacturers; (ii) commercial customers, which principally include large, national retail chains and real estate property management firms; (iii) federal, state and municipal governments; (iv) financial institutions, private equity firms and insurance companies; (v) residential customers; and (vi) utilities. Our customers are generally well capitalized. As such, our concentration of credit risk is considered minimal. For our renewable energy systems, we typically collect the full sales proceeds upon final close and transfer of the system. Net sales to specific non-affiliate customers exceeding 10% of net sales for the years ended December 31, 2014, 2013, and 2012 were as follows:

	For the year ended December 31,
	2014		2013		2012
	Net Sales	Percent	Net Sales	Percent	Net Sales	Percent
In millions, except for percentages
Customer A	$270.0	16%	—	—	—	—
Customer B	—	—	$136.0	12%	—	—
Customer C	—	—	$119.6	11%	—	—
Customer D	—	—	—	—	$175.5	11%

Property, plant and equipment, net of accumulated depreciation

	As of December 31,
	2014	2013
In millions
United States	$3,642.6	$1,748.0
South Korea	778.9	6.9
Italy	379.5	56.8
Chile	430.2	167.8
United Kingdom	413.2	—
Malaysia	129.2	163.8
Other foreign countries	701.9	254.7
Total	$6,475.5	$2,398.0